Commitments and Contingent Liabilities - Summary of Long-term Finance Lease Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	€ 187	€ 206
Finance Cost	59	75
Present value	128	131
Within 1 year [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	20	20
Finance Cost	7	9
Present value	13	11
Later than 1 year but not later than 5 years [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	71	68
Finance Cost	20	23
Present value	51	45
Later than 5 years [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	96	118
Finance Cost	32	43
Present value	64	75
Buildings [member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	174	195
Finance Cost	57	75
Present value	117	120
Plant and machinery [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	13	11
Finance Cost	2
Present value	€ 11	€ 11